Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
22.	Related party transactions

For the years ended December 31, 2016, 2017 and 2018, significant related party transactions were as follows:

Transactions with YY

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cash collected by YY as a payment platform for Huya (Note 1(b))	—	2,352,528	4,081,696
Operation support services provided by YY (i) (Note 1(b))	—	151,216	44,523
Purchase of services by YY on behalf of Huya (Note 1(b))	—	155,249	37,408
Cash received in connection with purchasing short-term deposits together with YY	—	—	7,096
Purchase of property and equipment and intangible assets from YY	12,491	733	6,422
Share-based compensation expenses related to YY’s Share-based Awards (Note 20(a))	52,098	10,465	5,833
Advertising revenue from YY	—	468	1,955
Net increase in Parent Company investment through contributed service	422,773	164,913	—
Capital contribution from VIE of YY	100,000	100,000	—
Deemed contribution from YY (Note 1(b))	—	20,000	—
Share-based compensation expenses related to CEO’s Awards (Note 20(c))	—	10,170	—
Cash paid to purchase short-term deposits together with YY	—	7,096	—
Costs and expenses allocated from YY, excluding the share-based compensation costs and expenses related to YY’s Share-based Awards	217,107	—	—
Deposits received from content providers by YY on behalf of Huya	3,221	—	—
Others	—	849	1,423

Transactions with Tencent

On February 5, 2018, Tencent and the Company, through their respective PRC affiliated entities, entered into a business cooperation agreement, which became effective on March 8, 2018. Pursuant to the agreement, both parties agreed to establish strategic cooperation relationship in various areas, including game publishing and operation, live game streaming content provision and broadcaster management. This agreement has a term of three years, which will be renewed subject to both parties’ negotiation.

Upon the completion of the issuance of Series B-2 Preferred Shares on March 8, 2018 (Note 19), Tencent became a related party of the Company as its major shareholder. The transactions with Tencent prior to the March 8, 2018 were not disclosed as related party transactions.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Operation support services provided by Tencent (ii)	—	—	106,547
Purchase of copyrights for live streaming from Tencent	—	—	88,075
Advertising revenue from Tencent	—	—	14,345
Market promotion expenses charged by Tencent	—	—	2,174

(i)	Purchases of services from YY are mutually agreed with reference to the cost and market price of the services.
(ii)	Operation support services mainly consist of bandwidth and payment handling services which are charged at the market price.

On July 10, 2017, pursuant to Series A Preferred Shares arrangements (Note 19) entered amongst the Company and the investors of the Series A Preferred Shares, the Company issued, and Jungle TT Limited, which was wholly owned by CEO of Huya, and NEW WALES HOLDINGS LIMITED and LEGEND RANK VENTURES LIMITED, both of which were wholly owned by CEO and the Chairman of YY subscribed for, 4,411,765, 4,411,765 and 1,470,588 Series A Preferred Shares, respectively, at a price of US$3.4 per share with a total consideration of US$35,000.

Starting from January 1, 2017, the Company obtained an exclusive and royalty-free license from VIE of YY to use 39 patents, 12 of which are under application through the respective terms of such patents.

As of December 31, 2017 and 2018, the amounts due from/to related parties are as follows:

	December 31,
	2017	2018
	RMB	RMB
Amounts due from related parties
YY	111,830	231,226
Tencent	—	6,142
Other	1,481	1,471

Total	113,311	238,839

Amounts due to related parties
Tencent	—	33,773
YY	7,495	—
Other	900	900

Total	8,395	34,673

The other receivables/payables from/to related parties are unsecured and payable on demand.